Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100
									Investment based on: (4)
Year	Summary Compensation Table Total for Mary N. Dillon ($) (1)	Compensation Actually Paid to Mary N. Dillon ($) (1), (2), (3)	Summary Compensation Table Total for David C. Kimbell ($) (1)	Compensation Actually Paid to David C. Kimbell ($) (1), (2), (3)	Summary Compensation Table Total for Kecia L. Steelman ($) (1)	Compensation Actually Paid to Kecia L. Steelman ($) (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1), (2), (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Earnings Before Taxes (EBT) ($ Millions) (5)
2025	—	—	—	—	15,403,663	33,853,098	2,864,481	3,687,629	231.40	158.51	1,153	1,527
2024	—	—	12,518,429	9,140,017	6,300,394	3,696,443	1,643,892	1,128,091	160.19	213.18	1,201	1,581
2023	—	—	12,663,880	12,283,344	—	—	3,340,676	3,164,007	188.62	174.14	1,291	1,696
2022	—	—	13,512,384	31,234,457	—	—	4,506,950	8,156,948	188.75	123.99	1,242	1,644
2021	6,968,391	22,560,792	8,539,767	19,890,765	—	—	2,961,167	5,266,028	133.94	149.72	986	1,296

1.	Kecia L. Steelman has served as our PEO since January 6, 2025. David C. Kimbell served as our PEO from June 2021 to January 6, 2025. Mary N. Dillon was our PEO from July 2013 to June 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2025	2024	2023	2022	2021
Christopher J. DelOrefice	Paula M. Oyibo	Scott M. Settersten	Scott M. Settersten	Scott M. Settersten
Rene G. Cásares	Scott M. Settersten	Jodi J. Caro	Jodi J. Caro	Jodi J. Caro
Anita J. Ryan	Jodi J. Caro	Anita J. Ryan	Anita J. Ryan	Jeffrey J. Childs
Paula M. Oyibo	Anita J. Ryan	Kecia L. Steelman	Kecia L. Steelman	Kecia L. Steelman
Christopher Lialios
Jodi J. Caro

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
	Total for Kecia L. Steelman	Option Awards for Kecia L. Steelman	Kecia L. Steelman	Kecia L. Steelman
Year	($)	($)	($)	($)
2025	15,403,663	(9,585,433)	28,034,868	33,853,098

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2025	2,864,481	(1,482,590)	2,305,738	3,687,629

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kecia L. Steelman	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kecia L. Steelman	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kecia L. Steelman	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kecia L. Steelman	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kecia L. Steelman	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Kecia L. Steelman	Total - Inclusion of Equity Values for Kecia L. Steelman
Year	($)	($)	($)	($)	($)	($)	($)
2025	24,317,975	4,667,262	—	(950,369)	—	—	28,034,868

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,228,299	396,618	—	(98,865)	(220,314)	—	2,305,738

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended January 31, 2026. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing (Industry Group, SP500-2550) (“S&P 500 Retailing”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended January 31, 2026. The comparison assumes $100 was invested for the period beginning January 30, 2021, through the end of the listed year in the Company’s common stock and in the S&P 500 Retailing, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	We determined Earnings Before Taxes (“EBT”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2025. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022, and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Earnings Before Taxes (“EBT”)
Named Executive Officers, Footnote
1.	Kecia L. Steelman has served as our PEO since January 6, 2025. David C. Kimbell served as our PEO from June 2021 to January 6, 2025. Mary N. Dillon was our PEO from July 2013 to June 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2025	2024	2023	2022	2021
Christopher J. DelOrefice	Paula M. Oyibo	Scott M. Settersten	Scott M. Settersten	Scott M. Settersten
Rene G. Cásares	Scott M. Settersten	Jodi J. Caro	Jodi J. Caro	Jodi J. Caro
Anita J. Ryan	Jodi J. Caro	Anita J. Ryan	Anita J. Ryan	Jeffrey J. Childs
Paula M. Oyibo	Anita J. Ryan	Kecia L. Steelman	Kecia L. Steelman	Kecia L. Steelman
Christopher Lialios
Jodi J. Caro

Peer Group Issuers, Footnote
4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing (Industry Group, SP500-2550) (“S&P 500 Retailing”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended January 31, 2026. The comparison assumes $100 was invested for the period beginning January 30, 2021, through the end of the listed year in the Company’s common stock and in the S&P 500 Retailing, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
	Total for Kecia L. Steelman	Option Awards for Kecia L. Steelman	Kecia L. Steelman	Kecia L. Steelman
Year	($)	($)	($)	($)
2025	15,403,663	(9,585,433)	28,034,868	33,853,098

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2025	2,864,481	(1,482,590)	2,305,738	3,687,629

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kecia L. Steelman	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kecia L. Steelman	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kecia L. Steelman	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kecia L. Steelman	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kecia L. Steelman	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Kecia L. Steelman	Total - Inclusion of Equity Values for Kecia L. Steelman
Year	($)	($)	($)	($)	($)	($)	($)
2025	24,317,975	4,667,262	—	(950,369)	—	—	28,034,868

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,228,299	396,618	—	(98,865)	(220,314)	—	2,305,738

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended January 31, 2026. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Non-PEO NEO Average Total Compensation Amount	$ 2,864,481	$ 1,643,892	$ 3,340,676	$ 4,506,950	$ 2,961,167
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,687,629	1,128,091	3,164,007	8,156,948	5,266,028
Adjustment to Non-PEO NEO Compensation Footnote

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
	Total for Kecia L. Steelman	Option Awards for Kecia L. Steelman	Kecia L. Steelman	Kecia L. Steelman
Year	($)	($)	($)	($)
2025	15,403,663	(9,585,433)	28,034,868	33,853,098

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2025	2,864,481	(1,482,590)	2,305,738	3,687,629

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kecia L. Steelman	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kecia L. Steelman	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kecia L. Steelman	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kecia L. Steelman	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kecia L. Steelman	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Kecia L. Steelman	Total - Inclusion of Equity Values for Kecia L. Steelman
Year	($)	($)	($)	($)	($)	($)	($)
2025	24,317,975	4,667,262	—	(950,369)	—	—	28,034,868

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	2,228,299	396,618	—	(98,865)	(220,314)	—	2,305,738

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended January 31, 2026. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR, and the TSR of the S&P 500 Retailing over the five most recently completed fiscal years:

Compensation Actually Paid vs. Net Income

Description of Relationship BETWEEN PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the five most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our EBT during the five most recently completed fiscal years:

Total Shareholder Return Vs Peer Group

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR, and the TSR of the S&P 500 Retailing over the five most recently completed fiscal years:

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for fiscal 2025 to Company performance. The measures in this table are not ranked.

Financial Performance Measures
Earnings Before Tax (EBT)
Revenue
Total Stockholder Return (TSR)

Total Shareholder Return Amount	$ 231.4	160.19	188.62	188.75	133.94
Peer Group Total Shareholder Return Amount	158.51	213.18	174.14	123.99	149.72
Net Income (Loss)	$ 1,153,000,000	$ 1,201,000,000	$ 1,291,000,000	$ 1,242,000,000	$ 986,000,000
Company Selected Measure Amount	1,527,000,000	1,581,000,000	1,696,000,000	1,644,000,000	1,296,000,000
PEO Name	Kecia L. Steelman
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Before Tax (EBT)
Non-GAAP Measure Description

5.	We determined Earnings Before Taxes (“EBT”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal 2025. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022, and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return (TSR)
Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,305,738
Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,482,590)
Mary N. Dillon
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 6,968,391
PEO Actually Paid Compensation Amount					22,560,792
David C. Kimbell
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,518,429	$ 12,663,880	$ 13,512,384	8,539,767
PEO Actually Paid Compensation Amount		9,140,017	$ 12,283,344	$ 31,234,457	$ 19,890,765
Kecia L. Steelman
Pay vs Performance Disclosure
PEO Total Compensation Amount	15,403,663	6,300,394
PEO Actually Paid Compensation Amount	33,853,098	$ 3,696,443
PEO | Kecia L. Steelman | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,034,868
PEO | Kecia L. Steelman | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,585,433)
PEO | Kecia L. Steelman | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,317,975
PEO | Kecia L. Steelman | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,667,262
PEO | Kecia L. Steelman | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(950,369)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,305,738
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,228,299
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,618
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,865)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (220,314)